Cost and Related Accumulated Amortization of Flying assets, Facilities and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Property, Plant and Equipment [Line Items]
Cost		$ 1,240,467	$ 1,318,964
Accumulated depreciation		(213,607)	(185,465)
Net book value	976,858	1,026,860	1,133,499
Flying Assets
Property, Plant and Equipment [Line Items]
Cost		1,029,381	1,117,338
Accumulated depreciation		(156,345)	(142,024)
Net book value		873,036	975,314
Equipment
Property, Plant and Equipment [Line Items]
Cost		81,802	65,657
Accumulated depreciation		(24,992)	(13,622)
Net book value		56,810	52,035
Facilities
Property, Plant and Equipment [Line Items]
Cost		129,284	135,969
Accumulated depreciation		(32,270)	(29,819)
Net book value		$ 97,014	$ 106,150